Plan Investment Fund, Inc. 2 Mid America Plaza, Suite 200 Oakbrook Terrace, Illinois 60181 630.472.7863 | www.pif.com

May 5, 2015

Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

RE:                                        Plan Investment Fund, Inc. (the “Registrant” or “Fund”)

Rule 497(j) Prospectus and Statement of Additional Information Certification

File Nos. 811-04379 and 002-99584

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Fund on behalf of its Portfolios, the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio, (the “Portfolios”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Portfolios dated April 30, 2015, and filed electronically as Post-Effective Amendment No. 47 to the Fund’s Registration Statement on Form N-lA.

Any questions with respect to this filing should be directed to the undersigned at (630) 472-7863.

Please provide an electronic confirmation as evidence of this filing.

Sincerely,

/s/Susan A. Pickar
Susan A. Pickar
President and Chief Executive Officer